Dividends - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.3376	£ 0.3216
Cash dividend paid	£ 1,119	£ 583
Scrip dividend	£ 114	£ 562
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.1721
Cash dividend paid	£ 339
Scrip dividend	£ 282